Note 1 - Basis of Presentation: Schedule of reconciliation of cash, cash equivalents and restricted cash (Tables)	6 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of reconciliation of cash, cash equivalents and restricted cash
	June 30, 2020	June 30, 2019
Cash and Cash Equivalents	$56,795,213	$18,505,318
Restricted Cash	5,593,015	5,433,509
Total Cash, Cash Equivalents and Restricted Cash	$62,388,228	$23,938,827